SEGMENTED INFORMATION (Details) - CAD ($)	Jan. 31, 2019	Jan. 31, 2018
Segmented Information Details Abstract
Non-current assets Canada		$ 1,079
Non-current assets USA	236,887	199,848
Non-current assets	$ 236,887	$ 200,927